UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22020
Morgan Stanley FX Series Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The FX Alpha Strategy Portfolio*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Short-Term Investments (100.0%)
	Commercial Paper (27.3%)
$500	Banco Bilbao Vizcaya Argentina — NY	0.00%	03/18/10	$499,860
500	Bank Nederlands Gemeenten	0.00	07/06/10	499,303
500	Caisse de Depóts et Consignation	0.00	03/23/10	499,819
500	Intesa Sanpaolo Bank Ireland	0.00	04/21/10	499,781
500	KfW International Finance Inc.	0.00	03/17/10	499,840
500	Kingdom of Netherlands	0.00	10/13/10	498,890
500	Landwirt Rentenbank	0.00	02/22/10	499,931
500	Lloyds TSB Bank PLC	0.00	07/21/10	499,213
500	Nederlandse Waterschapsbank NV	0.00	02/18/10	499,942
500	Rabo Australia Ltd.	0.00	02/22/10	499,927

	Total Commercial Paper (Cost $4,996,506)			4,996,506

	Certificates of Deposit (11.0%)
500	BNP Paribas	0.26	07/06/10	500,000
500	Calyon Holdings Ltd.	0.00	04/21/10	499,775
500	Fortis Bank SA/NV	0.00	02/16/10	499,953
500	Societe Generale — London	0.00	05/21/10	499,623

	Total Certificates of Deposit (Cost $1,999,351)			1,999,351

NUMBER OF
SHARES (000)
	Investment Company (a) (61.7%)
11,286	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $11,286,487)			11,286,487

	Total Short-Term Investments (Cost $18,282,344)			18,282,344

	Total Investments (Cost $18,282,344) (b)(c)	100.0%		18,282,344
	Liabilities in Excess of Other Assets	0.0		(4,406)

	Net Assets	100.0%		$18,277,938

(a)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(b)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The FX Alpha Strategy Portfolio*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at January 31, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$176,063	BRL	325,980	02/05/2010	$(3,344)
	$396,420	BRL	733,298	02/05/2010	(7,887)
	$339,618	CHF	355,716	02/05/2010	(4,255)
	$20,099	COP	39,634,449	02/05/2010	(139)
	$221,565	COP	436,926,493	02/05/2010	(1,529)
	$485	COP	957,551	02/05/2010	(3)
	$4,485	CZK	83,444	02/05/2010	(72)
	$593,297	HUF	115,376,895	02/05/2010	(4,266)
	$168,950	HUF	32,823,932	02/05/2010	(1,375)
	$909,883	IDR	8,600,213,349	02/05/2010	8,804
	$401,484	JPY	35,992,313	02/05/2010	(2,738)
	$145,540	MXN	1,888,526	02/05/2010	(1,268)
	$26,846	NOK	157,230	02/05/2010	(308)
	$153,014	NZD	217,479	02/05/2010	(479)
	$400,088	NZD	566,409	02/05/2010	(2,819)
	$437,149	PHP	20,366,782	02/05/2010	488
	$1,544,352	PHP	71,874,143	02/05/2010	66
	$638,788	PHP	29,799,477	02/05/2010	1,537
	$771,930	RUB	23,246,066	02/05/2010	(7,284)
	$900,466	RUB	27,419,199	02/05/2010	1,450
	$152,090	TRY	231,459	02/05/2010	2,371
	$1,082,593	TRY	1,628,490	02/05/2010	4,154
	$154,371	ZAR	1,181,251	02/05/2010	361
	$192,378	ZAR	1,465,983	02/05/2010	(349)
AUD	122,591		$109,666	02/05/2010	1,296
AUD	273,640		$244,952	02/05/2010	3,054
CAD	811,958		$762,398	02/05/2010	3,034
CLP	321,220,099		$625,916	02/05/2010	12,912
CLP	25,226,798		$48,937	02/05/2010	795
CLP	113,852,381		$220,858	02/05/2010	3,587
EUR	592,486		$834,387	02/05/2010	12,916
EUR	306,801		$431,216	02/05/2010	5,842
GBP	203,925		$328,920	02/05/2010	2,963
ILS	482,030		$129,157	02/05/2010	(3)
ILS	1,679,016		$449,584	02/05/2010	(307)
KRW	363,849,746		$312,989	02/05/2010	(145)
PLN	752,435		$258,382	02/05/2010	894
PLN	330,068		$113,197	02/05/2010	245
SEK	4,428,536		$607,052	02/05/2010	7,690
SGD	1,134,492		$807,195	02/05/2010	468
SGD	554,375		$394,711	02/05/2010	500
TWD	8,744,832		$273,020	02/05/2010	(911)
TWD	10,565,630		$329,661	02/05/2010	(1,306)
TWD	44,762,256		$1,397,074	02/05/2010	(5,098)
TWD	20,432,044		$640,001	02/05/2010	(30)

		Net Unrealized Appreciation			$29,512

Currency Abbreviations:

AUD	Australian Dollar.

BRL	Brazilian Real.

CAD	Canadian Dollar.

CHF	Swiss Franc.

CLP	Chilean Peso.

COP	Colombian Peso.

CZK	Czech Koruna.

EUR	Euro.

GBP	British Pound.

The FX Alpha Strategy Portfolio*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

HUF	Hungarian Forint.

IDR	Indonesian Rupiah.

ILS	Israeli Shekel.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican New Peso.

NOK	Norwegian Krone.

NZD	New Zealand Dollar.

PHP	Philippine Peso.

PLN	Polish Zloty.

RUB	Russian Ruble.

SEK	Swedish Krona.

SGD	Singapore Dollar.

TRY	Turkish Lira.

TWD	Taiwan Dollar.

ZAR	South African Rand.

The FX Alpha Strategy Portfolio*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Commercial Paper	$4,996,506	—	$4,996,506	—
Certificates of Deposit	1,999,351	—	1,999,351	—
Investment Company	11,286,487	$11,286,487	—	—

Total Short-Term Investments	18,282,344	11,286,487	6,995,857	—

Forward Foreign Currency Contracts	75,427	—	75,427	—

Total	$18,357,771	$11,286,487	$7,071,284	—

Liabilities:
Forward Foreign Currency Contracts	$(45,915)	$—	$(45,915)	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) list options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The FX Alpha Plus Strategy Portfolio*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Short-Term Investments (99.7%)
	Commercial Paper (41.9%)
$2,500	Banco Bilbao Vizcaya Argentina — NY	0.00%	03/18/10	$2,499,298
3,000	Bank Nederlands Gemeenten	0.00	07/06/10	2,995,820
3,000	Caisse de Depóts et Consignation	0.00	03/23/10	2,998,917
3,000	Intesa Sanpaolo Bank Ireland	0.00	04/21/10	2,998,684
2,500	KfW International Finance Inc.	0.00	03/17/10	2,499,202
3,000	Kingdom of Netherlands	0.00	10/13/10	2,993,338
2,500	Landwirt Rentenbank	0.00	02/22/10	2,499,657
3,000	Lloyds TSB Bank PLC	0.00	07/21/10	2,995,278
2,500	Nederlandse Waterschapsbank NV	0.00	02/18/10	2,499,710
2,500	Rabo Australia Ltd.	0.00	02/22/10	2,499,633

	Total Commercial Paper (Cost $27,479,537)			27,479,537

	Certificates of Deposit (18.3%)
3,000	BNP Paribas	0.26	07/06/10	3,000,000
3,000	Calyon Holdings Ltd.	0.00	04/21/10	2,998,651
3,000	Fortis Bank SA/NV	0.00	02/16/10	2,999,717
3,000	Societe Generale — London	0.00	05/21/10	2,997,735

	Total Certificates of Deposit (Cost $11,996,103)			11,996,103

NUMBER OF
SHARES (000)
	Investment Company (a) (39.5%)
25,947	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $25,947,016)			25,947,016

	Total Short-Term Investments (Cost $65,422,656)			65,422,656

	Total Investments (Cost $65,422,656) (b)(c)	99.7%		65,422,656
	Other Assets in Excess of Liabilities	0.3		184,223

	Net Assets	100.0%		$65,606,879

(a)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(b)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The FX Alpha Strategy Portfolio*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at January 31, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$4,879,480	BRL	9,026,062	02/05/2010	$(97,080)
	$2,771,695	CHF	2,894,656	02/05/2010	(42,664)
	$130,232	CHF	136,405	02/05/2010	(1,632)
	$191,056	COP	376,944,430	02/05/2010	(1,227)
	$1,909,548	COP	3,765,628,847	02/05/2010	(13,175)
	$37,931	CZK	705,669	02/05/2010	(607)
	$6,493,719	HUF	1,262,817,343	02/05/2010	(46,690)
	$7,753,108	IDR	73,282,377,401	02/05/2010	75,014
	$3,421,046	JPY	306,690,276	02/05/2010	(23,328)
	$1,239,689	MXN	16,086,217	02/05/2010	(10,800)
	$227,037	NOK	1,329,713	02/05/2010	(2,607)
	$4,627,804	NZD	6,551,641	02/05/2010	(32,612)
	$89,968	NZD	127,872	02/05/2010	(281)
	$15,925,742	PHP	741,184,052	02/05/2010	684
	$6,403,465	PHP	298,721,633	02/05/2010	15,411
	$9,002,736	RUB	271,110,179	02/05/2010	(84,946)
	$5,274,493	RUB	160,608,313	02/05/2010	8,493
	$10,535,888	TRY	15,848,609	02/05/2010	40,428
	$2,947,847	ZAR	22,557,070	02/05/2010	6,893
AUD	3,376,276		$3,020,315	02/05/2010	35,683
CAD	5,376,350		$5,048,192	02/05/2010	20,089
CAD	1,542,343		$1,444,523	02/05/2010	2,083
CLP	2,947,885,273		$5,744,126	02/05/2010	118,498
CLP	993,903,588		$1,928,038	02/05/2010	31,312
EUR	2,514,617		$3,541,287	02/05/2010	54,817
EUR	5,089,205		$7,153,005	02/05/2010	96,915
GBP	1,668,782		$2,687,926	02/05/2010	20,520
GBP	68,854		$111,058	02/05/2010	1,000
ILS	15,173,288		$4,065,589	02/05/2010	(82)
ILS	3,241,110		$867,860	02/05/2010	(593)
KRW	1,679,235,394		$1,447,405	02/05/2010	2,230
KRW	1,421,126,576		$1,222,474	02/05/2010	(568)
PLN	9,224,008		$3,167,476	02/05/2010	10,959
SEK	37,735,533		$5,172,691	02/05/2010	65,524
SGD	13,924,975		$9,907,665	02/05/2010	5,742
SGD	465,844		$331,678	02/05/2010	420
TWD	166,020,813		$5,183,291	02/05/2010	(17,292)
TWD	187,301,962		$5,844,055	02/05/2010	(23,158)
TWD	366,741,899		$11,487,608	02/05/2010	(540)

		Net Unrealized Appreciation			$212,833

Currency Abbreviations:

AUD	Australian Dollar.

BRL	Brazilian Real.

CAD	Canadian Dollar.

CHF	Swiss Franc.

CLP	Chilean Peso.

COP	Colombian Peso.

CZK	Czech Koruna.

EUR	Euro.

GBP	British Pound.

HUF	Hungarian Forint.

IDR	Indonesian Rupiah.

ILS	Israeli Shekel.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican New Peso.

NOK	Norwegian Krone.

The FX Alpha Plus Strategy Portfolio*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

NZD	New Zealand Dollar.

PHP	Philippine Peso.

PLN	Polish Zloty.

RUB	Russian Ruble.

SEK	Swedish Krona.

SGD	Singapore Dollar.

TRY	Turkish Lira.

TWD	Taiwan Dollar.

ZAR	South African Rand.

The FX Alpha Strategy Portfolio*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Commercial Paper	$27,479,537	—	$27,479,537	—
Certificates of Deposit	11,996,103	—	11,996,103	—
Investment Company	25,947,016	$25,947,016	—	—

Total Short-Term Investments	65,422,656	25,947,016	39,475,640	—

Forward Foreign Currency Contracts	612,715	—	612,715	—

Total	$66,035,371	$25,947,016	$40,088,355	—

Liabilities:
Forward Foreign Currency Contracts	$(399,882)	$—	$(399,882)	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) list options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley FX Series Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
March 23, 2010